Financing receivables, net (Tables)	12 Months Ended
Dec. 31, 2024
Financing receivables, net
Schedule of financing receivables, net

	As of December 31,
	2023	2024
	RMB	RMB
Short-term:
Short-term financing receivables	84,858	86,866
Allowance for credit losses	(23,391)	(24,390)
Short-term financing receivables, net	61,467	62,476

Long-term:
Long-term financing receivables	—	1,630
Allowance for credit losses	—	(5)
Long-term financing receivables, net	—	1,625

Schedule of balances of financing receivables by due date

	As of December 31,
	2023	2024
	RMB	RMB
Due in months:
0 - 12	84,858	86,866
13 - 24	—	1,630
Total financing receivables	84,858	88,496

Schedule of movement of the allowance for credit losses

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	2,657	23,331	23,391
Release due to disposal of subsidiaries	(3,673)	-	-
Additions/(Reversal)	22,382	(554)	2,187
(Charge-offs)/reversal of charge-offs	1,965	614	(1,183)
Balance at end of the year	23,331	23,391	24,395

Schedule of aging analysis of past due financing receivables

				91 Days or
	1 - 30 Days	31 - 60 Days	61 - 90 Days	Above Past	Total Past
Financing receivables	Past Due	Past Due	Past Due	Due	Due	Current	Total
As of December 31, 2023	103	175	23,275	-	23,553	61,305	84,858
As of December 31, 2024	24	830	373	24,406	24,633	63,863	88,496